Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets esimated using NAV	$ 157,886	$ 135,239
Net Asset Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets esimated using NAV	$ 649	$ 366,000